Prepaid charter revenue (Tables)	12 Months Ended
Dec. 31, 2013
Prepaid Charter Revenue [Abstract]
Prepaid Charter Revenue Analysis [Table Text Block]
Description	2013	2012
Prepaid charter revenue	$17,974	$29,796
Deferred asset from varying charter rates	192	122
Total	$18,166	$29,918

Prepaid Charter Revenue Amortization [Table Text Block]
Period	Amount
Year 1	$11,597
Year 2	$5,669
Year 3	$708